United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/09

Date of Reporting Period:  Six months ended 3/31/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2009

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2009		2008	2007	2006	2005 [1]	2004
Net Asset Value, Beginning of Period	$9.61		$9.72	$9.79	$9.89	$10.11	$10.23
Income From Investment Operations:
Net investment income	0.23		0.48 [2]	0.52	0.48 [2]	0.52	0.43
Net realized and unrealized gain (loss) on investments and futures contracts	0.20		(0.07)	(0.06)	(0.09)	(0.23)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.43		0.41	0.46	0.39	0.29	0.40
Less Distributions:
Distributions from net investment income	(0.25)		(0.52)	(0.53)	(0.49)	(0.51)	(0.44)
Distributions from net realized gain on investments	--		--	--	--	--	(0.08)
TOTAL DISTRIBUTIONS	(0.25)		(0.52)	(0.53)	(0.49)	(0.51)	(0.52)
Net Asset Value, End of Period	$9.79		$9.61	$9.72	$9.79	$9.89	$10.11
Total Return [3]	4.51%		4.27%	4.85%	4.11%	2.96%	4.09%

Ratios to Average Net Assets:
Net expenses	0.35	% [4]	0.35%	0.35%	0.33%	0.33%	0.33%
Net investment income	4.75	% [4]	4.94%	5.35%	4.95%	5.11%	4.23%
Expense waiver/reimbursement [5]	0.22	% [4]	0.22%	0.21%	0.39%	0.50%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$288,687		$299,358	$290,967	$271,216	$260,040	$242,943
Portfolio turnover [6]	13%		25%	66%	143%	79%	86%

1 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2009		2008		2007	2006	2005 [1]	2004
Net Asset Value, Beginning of Period	$9.61		$9.72		$9.79	$9.89	$10.11	$10.23
Income From Investment Operations:
Net investment income	0.21		0.46	[2]	0.50	0.45 [2]	0.49	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	0.20		(0.07)		(0.06)	(0.09)	(0.23)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.41		0.39		0.44	0.36	0.26	0.37
Less Distributions:
Distributions from net investment income	(0.23)		(0.50)		(0.51)	(0.46)	(0.48)	(0.41)
Distributions from net realized gain on investments	--		--		--	--	--	(0.08)
TOTAL DISTRIBUTIONS	(0.23)		(0.50)		(0.51)	(0.46)	(0.48)	(0.49)
Net Asset Value, End of Period	$9.79		$9.61		$9.72	$9.79	$9.89	$10.11
Total Return [3]	4.37%		4.00	% [4]	4.57%	3.82%	2.66%	3.78%

Ratios to Average Net Assets:
Net expenses	0.63	% [5]	0.62%		0.61%	0.62%	0.62%	0.63%
Net investment income	4.47	% [5]	4.67%		5.08%	4.67%	4.80%	3.93%
Expense waiver/reimbursement [6]	0.43	% [5]	0.44%		0.41%	0.44%	0.45%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$56,073		$60,002		$68,287	$70,660	$62,647	$51,855
Portfolio turnover [7]	13%		25%		66%	143%	79%	86%

1 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by an affiliated shareholder services provider which had an impact of 0.11% on the total return. (See Notes to Financial Statements, Note 5.)

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,045.10	$1.78
Institutional Service Shares	$1,000	$1,043.70	$3.21
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.19	$1.77
Institutional Service Shares	$1,000	$1,021.79	$3.18

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.35%
Institutional Service Shares	0.63%

Portfolio of Investments Summary Table (unaudited)

At March 31, 2009, the Fund's portfolio composition 1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	103.5%
Non-Agency Mortgage-Backed Securities	7.7%
Dollar-Roll Collateral [2]	2.1%
Cash Equivalents [3]	4.4%
Other Assets and Liabilities - Net [4]	(17.7)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Includes repurchase agreements purchased with cash collateral or proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2009 (unaudited)

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--80.3%
		Federal Home Loan Mortgage Corporation--55.4%
$4,500,000	[1]	4.000%, 5/1/2039	$4,509,086
37,650,465	[1]	4.500%, 6/1/2019 - 5/1/2039	38,526,008
52,882,362		5.000%, 2/1/2019 - 3/1/2039	54,712,900
54,581,391	[1]	5.500%, 4/1/2021 - 4/1/2039	56,821,047
29,934,387		6.000%, 9/1/2021 - 2/1/2038	31,380,249
4,195,147		6.500%, 10/1/2037	4,430,038
622,501		7.500%, 1/1/2027 - 2/1/2031	668,184
51,807		8.000%, 3/1/2031	55,543
		TOTAL	191,103,055
		Federal National Mortgage Association--22.9%
1,233,032		4.500%, 12/1/2019	1,278,748
5,657,279		5.000%, 7/1/2019 - 10/1/2035	5,860,618
35,557,280		5.500%, 9/1/2034 - 4/1/2036	37,020,701
27,758,941	[1]	6.000%, 11/1/2034 - 4/1/2039	29,055,046
4,772,675		6.500%, 2/1/2014 - 9/1/2036	5,056,533
692,606		7.000%, 6/1/2016 - 2/1/2030	737,400
16,467		7.500%, 4/1/2015	17,501
20,274		8.000%, 12/1/2026	21,639
		TOTAL	79,048,186
		Government National Mortgage Association--2.0%
6,000,000		5.000%, 4/20/2039	6,207,187
151,896		7.000%, 9/15/2028 - 11/15/2031	162,425
291,498		8.000%, 10/15/2030 - 11/15/2030	315,515
		TOTAL	6,685,127
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $262,140,730)	276,836,368
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--21.3%
		Federal Home Loan Mortgage Corporation--7.1%
$3,844,240		0.856%, 1/15/2037, REMIC 3260 PF	$3,723,667
796,977		0.866%, 6/15/2036, REMIC 3175 FE	785,705
4,190,813		0.886%, 5/15/2036, REMIC 3160 FD	4,119,560
4,656,050		0.906%, 4/15/2036, REMIC 3144 FB	4,543,280
8,402,307		0.936%, 7/15/2036, REMIC 3179 FP	8,254,859
1,134,233		0.956%, 8/15/2036, REMIC 3206 FE	1,112,652
1,664,471		7.500%, 4/15/2033, REMIC 3076 NM	1,731,432
		TOTAL	24,271,155
		Federal National Mortgage Association--6.5%
233,843		0.000%, 10/1/2035, REMIC 361 1	216,200
714,401		0.771%, 10/25/2031, REMIC 2005-63 FC	691,819
2,985,956		0.821%, 7/25/2036, REMIC 2006-58 FP	2,907,434
4,286,690		0.861%, 11/25/2036, REMIC 2006-104 FY	4,174,807
4,463,564		0.871%, 9/25/2036, REMIC 2006-81 FB	4,353,432
3,707,085		0.881%, 12/25/2036, REMIC 2006-115 EF	3,628,359
4,205,291		0.901%, 9/25/2036, REMIC 2006-85 PF	4,036,803
1,369,269		0.901%, 10/25/2036, REMIC 2006-93 FM	1,330,132
1,083,872		0.921%, 6/25/2036, REMIC 2006-43 FL	1,054,750
127,062		6.500%, 4/1/2032, REMIC 321 2	16,317
		TOTAL	22,410,053
		Non-Agency Mortgage--7.7%
3,551,614		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	2,507,984
3,577,223		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,841,034
3,506,680		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037	2,361,571
2,960,466		Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 11/25/2037	2,113,192
2,226,849		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,969,150
1,485,148		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,262,184
1,945,808		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.756%, 5/19/2047	690,075
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--21.3%
		Non-Agency Mortgage--continued
$3,512,100		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	$2,506,950
3,452,828		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	2,464,642
3,505,484		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,475,409
485	[2,3]	Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 0.000%, 5/28/2018	330
78,222	[2,3]	Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 0.000%, 7/26/2024	61,138
262,244	[2,3]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	10,983
2,810,713		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,222,529
1,146,398		Washington Mutual 2006-AR1, Class 2A1B, 2.703%, 1/25/2046	340,630
2,081,796		Washington Mutual 2006-AR15, Class 1A, 2.473%, 11/25/2046	652,681
2,715,090		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	2,146,917
		TOTAL	26,627,399
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $86,118,151)	73,308,607
		ADJUSTABLE-RATE MORTGAGES--9.6%
		Federal Home Loan Mortgage Corporation--2.0%
1,239,834		4.621%, 5/1/2038, ARM	1,277,584
5,299,314		5.485%, 3/1/2037, ARM	5,471,529
		TOTAL	6,749,113
		Federal National Mortgage Association--7.6%
3,617,173		4.071%, 7/1/2036, ARM	3,737,479
1,899,249		4.665%, 8/1/2035, ARM	1,965,520
3,511,119		4.786%, 6/1/2038, ARM	3,613,383
1,318,832		4.854%, 6/1/2038, ARM	1,358,947
3,643,822		4.903%, 4/1/2038, ARM	3,766,704
4,924,161		5.621%, 4/1/2036, ARM	5,137,561
6,413,121		5.669%, 4/1/2037, ARM	6,647,190
		TOTAL	26,226,784
		TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $32,009,769)	32,975,897
Shares or Principal Amount			Value
		MUTUAL FUND--4.4%
15,370,175	[4,5]	Government Obligations Fund, Institutional Shares, 0.39% (AT NET ASSET VALUE)	$15,370,175
		REPURCHASE AGREEMENTS--2.1%
$4,979,000	[6]	Interest in $25,433,000 joint repurchase agreement 0.30%, dated 3/12/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $25,439,782 on 4/13/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/15/2036 and the market value of those underlying securities was $26,200,356 (segregated pending settlement of dollar-roll transactions).	4,979,000
2,317,000	[6]	Interest in $9,282,000 joint repurchase agreement 0.30%, dated 3/18/2009 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $9,284,553 on 4/20/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 1/1/2037 and the market value of that underlying security was $9,561,576 (segregated pending settlement of dollar-roll transactions).	2,317,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	7,296,000
		TOTAL INVESTMENTS--117.7% (IDENTIFIED COST $402,934,825) [7]	405,787,047
		OTHER ASSETS AND LIABILITIES - NET--(17.7)% [8]	(61,027,081)
		TOTAL NET ASSETS--100%	$344,759,966

1 All or a portion of these securities are subject to dollar-roll transactions.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $72,451, which represented 0.02% of total net assets.

3 Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Board of Directors ("the Directors").

4 Affiliated company.

5 7-Day net yield.

6 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

7 The cost of investments for federal tax purposes amounts to $401,997,471.

8 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ 15,370,175
Level 2--Other Significant Observable Inputs	390,344,421
Level 3--Significant Unobservable Inputs	72,451
TOTAL	$405,787,047

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of October 1, 2008	$71,738
Realized gain [1]	1,061
Change in unrealized depreciation [1]	(552)
Net purchases (sales)	204
Balance as of March 31, 2009	$72,451
The amount of total gains or losses for the period ended March 31, 2009 included in changes in net assets attributable to the change in unrealized gains or losses relating to assets still held at the reporting date. [1]	$(552)

1 Amounts are included in the applicable line of the "Realized and Unrealized Gain on Investments" section of the Statement of Operations.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
IO	--Interest Only
PO	--Principal Only
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $15,370,175 of investments in an affiliated issuer (Note 5) (identified cost $402,934,825)		$405,787,047
Cash		139
Income receivable		1,475,757
Receivable for investments sold		29,556,305
Receivable for shares sold		269,429
Prepaid expenses		25,318
TOTAL ASSETS		437,113,995
Liabilities:
Payable for investments purchased	$91,393,263
Payable for shares redeemed	329,682
Income distribution payable	627,963
Payable for Directors'/Trustees' fees	291
Payable for distribution services fee (Note 5)	2,382
Payable for shareholder services fee (Note 5)	448
TOTAL LIABILITIES		92,354,029
Net assets for 35,215,732 shares outstanding		$344,759,966
Net Assets Consist of:
Paid-in capital		$358,276,369
Net unrealized appreciation of investments		2,852,222
Accumulated net realized loss on investments and futures contracts		(15,723,421)
Distributions in excess of net investment income		(645,204)
TOTAL NET ASSETS		$344,759,966
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($288,686,921 ÷ 29,487,881 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.79
Institutional Service Shares:
($56,073,045 ÷ 5,727,851 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.79

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2009 (unaudited)

Investment Income:
Interest			$8,746,438
Dividend from an affiliated issuer (Note 5)			38,347
TOTAL INCOME			8,784,785
Expenses:
Investment adviser fee (Note 5)		$688,828
Administrative personnel and services fee (Note 5)		134,044
Custodian fees		13,030
Transfer and dividend disbursing agent fees and expenses		40,895
Directors'/Trustees' fees		3,408
Auditing fees		11,718
Legal fees		4,303
Portfolio accounting fees		48,402
Distribution services fee--Institutional Service Shares (Note 5)		71,299
Shareholder services fee--Institutional Service Shares (Note 5)		54,871
Account administration fee--Institutional Service Shares		9,818
Share registration costs		22,408
Printing and postage		13,497
Insurance premiums		2,697
Taxes		13,203
Miscellaneous		1,382
TOTAL EXPENSES		1,133,803
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(383,658)
Waiver of administrative personnel and services fee	(2,994)
Waiver of distribution services fee--Institutional Service Shares	(57,039)
Reimbursement of shareholder fee--Institutional Service Shares	(489)
TOTAL WAIVERS AND REIMBURSEMENTS		(444,180)
Net expenses			689,623
Net investment income			8,095,162
Realized and Unrealized Gain on Investments:
Net realized gain on investments			425,526
Net change in unrealized depreciation of investments			6,598,108
Net realized and unrealized gain on investments			7,023,634
Change in net assets resulting from operations			$15,118,796

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2009	Year Ended 9/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,095,162	$18,252,000
Net realized gain on investments and futures contracts	425,526	3,058,083
Net change in unrealized appreciation/depreciation of investments and futures contracts	6,598,108	(6,362,853)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,118,796	14,947,230
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,366,159)	(16,080,912)
Institutional Service Shares	(1,383,023)	(3,617,060)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,749,182)	(19,697,972)
Share Transactions:
Proceeds from sale of shares	31,157,282	114,249,414
Net asset value of shares issued to shareholders in payment of distributions declared	4,883,661	10,351,626
Cost of shares redeemed	(57,010,510)	(119,744,458)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,969,567)	4,856,582
Change in net assets	(14,599,953)	105,840
Net Assets:
Beginning of period	359,359,919	359,254,079
End of period (including undistributed (distributions in excess of) net investment income of $(645,204) and $8,816, respectively)	$344,759,966	$359,359,919

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2009 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended March 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund may periodically purchase and sell financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended March 31, 2009, the Fund had no net realized gain or loss on futures contracts.

At March 31, 2009, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at March 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 0.000%, 5/28/2018	8/15/2001	$ 430	$ 330
Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 0.000%, 7/26/2024	1/29/2002	$64,600	$61,138
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027.	6/11/1999	$ 8,277	$10,983

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2009		Year Ended 9/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,591,280	$24,944,951	9,054,526	$88,694,716
Shares issued to shareholders in payment of distributions declared	441,247	4,236,100	903,212	8,836,417
Shares redeemed	(4,707,472)	(45,186,747)	(8,717,950)	(85,187,371)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,674,945)	$(16,005,696)	1,239,788	$12,343,762

	Six Months Ended 3/31/2009		Year Ended 9/30/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	645,162	$6,212,331	2,600,007	$25,554,698
Shares issued to shareholders in payment of distributions declared	67,455	647,561	154,808	1,515,209
Shares redeemed	(1,231,662)	(11,823,763)	(3,530,834)	(34,557,087)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(519,045)	$(4,963,871)	(776,019)	$(7,487,180)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,193,990)	$(20,969,567)	463,769	$4,856,582

4. FEDERAL TAX INFORMATION

At March 31, 2009, the cost of investments for federal tax purposes was $401,997,471. The net unrealized appreciation of investments for federal tax purposes was $3,789,576. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,841,101 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,051,525.

At September 30, 2008, the Fund had a capital loss carryforward of $17,558,193 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$ 61,009
2013	$6,048,203
2014	$2,323,596
2015	$7,353,651
2016	$1,771,734

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2009, the Adviser voluntarily waived $378,721 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,994 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2009, FSC voluntarily waived $57,039 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2009, FSC retained $14,260 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended March 31, 2009, FSSC voluntarily reimbursed $489 of shareholder services fees. For the six months ended March 31, 2009, FSSC did not receive any fees paid by the Fund. For the six months ended March 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

On November 28, 2007, FSSC reimbursed a portion of the Service Fees. This reimbursement resulted from the overpayment of Service Fees to an affiliate of Federated Investors, Inc. This reimbursement amounted to $13,533 for the year ended September 30, 2008.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the Financial Highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.35% and 0.64%, respectively, for the fiscal year ending September 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2009, the Adviser reimbursed $4,937. Transactions with the affiliated company during the six months ended March 31, 2009 were as follows:

Affiliate	Balance of Shares Held 9/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2008	Value	Dividend Income
Government Obligations Fund--Institutional Shares	5,223,299	51,802,232	41,655,356	15,370,175	$15,370,175	$38,347

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2009, were as follows:

Purchases	$--
Sales	$10,138,674

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2009, there were no outstanding loans. During the six months ended March 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of March 31, 2009, there were no outstanding loans. During the six months ended March 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4) which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED MORTGAGE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q887
Cusip 31428Q804

G02367-01 (5/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund

Established 1997

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2009

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2009		2008	2007	2006	2005 [2]	2004
Net Asset Value, Beginning of Period	$8.83		$9.30	$9.36	$9.35	$9.35	$9.50
Income From Investment Operations:
Net investment income	0.13		0.33 [3]	0.40 [3]	0.32	0.25	0.20
Net realized and unrealized gain (loss) on investments, options and futures contracts	(0.21)		(0.47)	(0.06)	0.01	(0.05)	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	(0.08)		(0.14)	0.34	0.33	0.20	0.05
Less Distributions:
Distributions from net investment income	(0.14)		(0.33)	(0.40)	(0.32)	(0.20)	(0.20)
Net Asset Value, End of Period	$8.61		$8.83	$9.30	$9.36	$9.35	$9.35
Total Return [4]	(0.92)%		(1.57)%	3.64%	3.56%	2.42%	0.68%

Ratios to Average Net Assets:
Net expenses	0.90	% [5]	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	3.10	% [5]	3.58%	4.22%	3.33%	2.35%	2.34%
Expense waiver/reimbursement [6]	0.44	% [5]	0.44%	0.43%	0.43%	0.40%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,429		$31,979	$46,749	$73,894	$147,396	$340,610
Portfolio turnover	19%		64%	32%	15%	26%	39%

1 On December 5, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been revised for all years presented, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$ 990.80	$4.47
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.44	$4.53

1 Expenses are equal to the Fund's annualized net expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited)

At March 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	36.3%
Corporate Debt Securities	24.9%
Mortgage-Backed Securities [3]	10.5%
U.S. Treasury and Agency Securities [4]	7.1%
Collateralized Mortgage Obligations	4.9%
Cash Equivalents [5]	16.7%
Other Assets and Liabilities - Net [6]	(0.4)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. Also includes a pro rata share of net assets owned by affiliated investment companies.

Portfolio of Investments

March 31, 2009 (unaudited)

Principal Amount			Value
		ADJUSTABLE-RATE MORTGAGES--4.4%
		Federal National Mortgage Association--4.4%
$990,068		FNMA ARM 556379, 3.033%, 5/01/2040	$982,048
4,476,878		FNMA ARM 544872, 4.595%, 7/01/2034	4,580,909
4,813,457		FNMA ARM 618128, 4.007%, 8/01/2033	4,865,025
6,213,763		FNMA ARM 544848, 4.151%, 4/01/2030	6,286,217
		TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $16,724,923)	16,714,199
		ASSET-BACKED SECURITIES--36.3%
		Auto Receivables--17.8%
1,771,037		Americredit Automobile Receivables Trust 2007-AX, Class A3, 5.19%, 11/6/2011	1,714,890
1,560,967		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	1,527,879
1,750,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,551,587
4,000,000		BMW Vehicle Lease Trust 2007-1, Class A3B, 0.796%, 8/15/2013	3,861,145
2,785,976		Capital One Auto Finance Trust 2006-A, Class A4, 0.566%, 12/15/2012	2,507,549
2,344,127		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	2,263,486
2,000,000		Carmax Auto Owner Trust 2007-3, Class A3B, 0.956%, 12/15/2011	1,959,778
864,539		Fifth Third Auto Trust 2008-1, Class A2B, 1.806%, 2/15/2011	856,173
1,805,355		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 0.906%, 6/15/2012	1,770,924
561,342		Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.86%, 5/15/2012	563,357
684,792		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	687,661
2,069,000		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	1,982,727
2,890,004		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	2,883,664
4,750,000		Huntington Auto Trust 2008-1, Class A3B, 2.056%, 4/16/2012	4,570,969
234,895		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	235,959
6,000,000		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	6,191,180
1,243,516		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	1,182,541
2,479,585		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	2,096,507
1,434,832		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	1,426,309
3,000,000		Hyundai Auto Receivables Trust 2008-A, Class A3, 4.93%, 12/17/2012	2,969,797
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$801,294		Navistar Financial Corp. Owner Trust 2004-B, Class A4, 3.53%, 10/15/2012	$800,093
242,065		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	217,088
4,131,431		Navistar Financial Corp. Owner Trust 2005-A, Class A4, 4.43%, 1/15/2014	4,098,246
2,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	2,013,422
2,000,000		Superior Wholesale Inventory Financing Trust 2007-AE1, Class B, 0.856%, 1/15/2012	1,026,743
4,250,000		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	4,366,506
3,000,000		USAA Auto Owner Trust 2008-3, Class A2, 3.58%, 3/15/2011	2,989,343
2,000,000		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	1,997,394
3,500,000	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	2,917,842
1,681,762		Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 1.395%, 3/21/2011	1,664,011
3,000,000		World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.856%, 10/15/2012	2,815,684
		TOTAL	67,710,454
		Credit Card--13.6%
3,000,000		American Express Credit Account Master Trust 2004-5, Class A, 0.646%, 4/16/2012	2,971,123
1,945,000		American Express Credit Account Master Trust 2005-5A, Class A, 0.596%, 2/15/2013	1,865,936
3,000,000	[1,2]	American Express Credit Account Master Trust 2006-B, Class B, 0.706%, 8/15/2013	2,521,733
1,045,000		American Express Credit Account Master Trust, Class B, 0.676%, 10/15/2012	961,758
3,250,000		American Express Issuance Trust 2008-2 A, 2/16/2010, Class A, 4.02%, 1/18/2011	3,267,297
4,000,000		Bank of America Credit Card Trust 2008-A9, 7/16/2012, Class A9, 4.07%, 7/16/2012	3,967,980
2,270,000		Bank of America Credit Card Trust 2007-B1, 6/15/2012, Class B1, 0.636%, 6/15/2012	2,062,705
275,000		Bank of America Credit Card Trust 2007-B4, 9/15/2012, Class B4, 0.646%, 9/15/2012	233,887
832,000		Bank of America Credit Card Trust 2007-B5, 3/15/2012, Class B5, 1.156%, 3/15/2012	763,587
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	514,346
4,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 0.846%, 6/15/2014	2,318,819
3,000,000		Capital One Multi-Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	2,634,913
2,900,000		Capital One Multi-Asset Execution Trust 2004-B6, Class B6, 4.15%, 7/16/2012	2,699,551
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--continued
$2,070,000		Capital One Multi-Asset Execution Trust 2006-B2, Class B, 0.646%, 3/15/2012	$2,028,801
1,100,000		Chase Issuance Trust 2008-A7, Class A7, 1.206%, 11/15/2011	1,090,047
3,000,000		Chase Issuance Trust Class A 2007-A14, Class A, 0.806%, 9/15/2011	2,984,655
2,475,000		Chase Issuance Trust Class C1 2005-C1, Class C1, 0.926%, 11/15/2012	2,041,522
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 1.339%, 11/25/2013	4,642,312
5,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.853%, 10/7/2013	3,485,719
2,255,000		Citibank Credit Card Issuance Trust 2007-B2, Class B2, 5.00%, 4/2/2012	2,101,120
6,000,000		National City Credit Card Master Trust 2005-1, Class A, 0.606%, 8/15/2012	5,690,297
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 0.746%, 8/15/2012	797,369
		TOTAL	51,645,477
		Equipment Lease--0.7%
2,000,000		CNH Equipment Trust 2008-B, Class A4B, 2.456%, 12/15/2014	1,883,919
770,551	[1,2]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	771,233
		TOTAL	2,655,152
		Home Equity Loan--2.3%
2,500,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.882%, 7/25/2035	1,885,822
781,579		Citifinancial Mortgage Securities, Inc. Series 2003-4, Class AF4, 4.427%, 10/25/2033	636,052
217,281		Countrywide Asset Backed Certificates 2004-4, Class A, 0.892%, 8/25/2034	194,358
1,110,711		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.795%, 9/20/2023	563,659
146,444		GSAA Home Equity Trust 2005-14, Class 2A1, 0.642%, 12/25/2035	140,639
577,623		JPMorgan Mortgage Acquisition Corp. 2006-CH1, Class A2, 0.572%, 7/25/2036	534,976
730,351		Lehman XS Trust 2005-8, Class 2A1A, 0.722%, 12/25/2035	629,403
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.202%, 11/25/2034	550,192
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	10,531
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.852%, 2/25/2035	108,630
1,406,208		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	1,358,384
1,497,261	[1,2]	Quest Trust 2004 - X1, Class A, 0.852%, 3/25/2034	1,070,659
887,275		Residential Asset Securities Corp. 2005-KS11, Class AI3, 0.722%, 12/25/2035	769,875
186,597		Residential Asset Securitization Trust 2003-KS6, Class A2, 1.122%, 8/25/2033	164,176
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$30,881		Soundview Home Equity Loan Trust 2006-WF1, Class A1F, 5.838%, 10/25/2036	$30,881
2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1,266
		TOTAL	8,649,503
		Manufactured Housing--0.9%
714,389		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	743,744
2,794,886		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	2,806,765
81,231		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	57,135
		TOTAL	3,607,644
		Other--1.0%
1,490,952		Caterpillar Financial Asset Trust 2008-A A2B, 12/27/2010, Class A2B, 1.672%, 12/27/2010	1,456,202
2,430,363		Green Tree Recreational Equipment & Consumer Trust Series 2008-REC1, Class A1, 10.173%, 3/25/2025	2,187,327
1,552,911	[1,2]	KLIO Funding Ltd. 2004-1A, Class A1, 1.784%, 4/23/2039	234,206
		TOTAL	3,877,735
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $152,282,299)	138,145,965
		CORPORATE BONDS--22.9%
		Basic Industry - Chemicals--0.4%
1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,508,336
		Capital Goods - Aerospace & Defense--1.3%
1,200,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,195,418
2,000,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	2,071,921
1,500,000		Raytheon Co., Note, 4.85%, 1/15/2011	1,547,980
		TOTAL	4,815,319
		Communications - Media & Cable--0.8%
2,000,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	2,044,425
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	969,800
		TOTAL	3,014,225
		Communications - Media Noncable--1.2%
4,750,000		Reed Elsevier, Inc., Floating Rate Note, 1.65%, 6/15/2010	4,674,013
		Communications - Telecom Wireless--0.5%
1,750,000	[1,2]	Verizon Wireless Capital LLC, 5.55%, 2/1/2014	1,758,154
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--1.3%
$1,500,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	$1,627,628
2,290,000		Telecom Italia Capital, Note, 1.65%, 2/1/2011	1,966,183
1,500,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,555,797
		TOTAL	5,149,608
		Consumer Cyclical - Entertainment--0.8%
1,500,000		Time Warner, Inc., Floating Rate Note, 1.461%, 11/13/2009	1,472,005
1,500,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,611,341
		TOTAL	3,083,346
		Consumer Cyclical - Retailers--1.2%
1,500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,579,107
1,500,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,605,356
1,500,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,572,275
		TOTAL	4,756,738
		Consumer Non-Cyclical Food/Beverage--2.2%
1,500,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,507,154
1,500,000		General Mills, Inc., 5.65%, 9/10/2012	1,581,187
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,544,829
1,275,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,325,401
1,500,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,505,974
		TOTAL	8,464,545
		Consumer Non-Cyclical Health Care--0.3%
1,095,000		Covidien International Finance SA, 5.45%, 10/15/2012	1,128,011
		Consumer Non-Cyclical Pharmaceuticals--0.5%
1,750,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,803,967
		Consumer Non-Cyclical Products--0.7%
950,000		Philips Electronics NV, 4.625%, 3/11/2013	947,772
1,500,000		Procter & Gamble Co., 4.60%, 1/15/2014	1,598,979
		TOTAL	2,546,751
		Consumer Non-Cyclical Supermarkets--0.8%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,507,308
1,500,000		Kroger Co., 7.25%, 6/1/2009	1,508,399
		TOTAL	3,015,707
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Independent--0.8%
$2,500,000		Anadarko Petroleum Corp., Floating Rate Note, 1.72%, 9/15/2009	$2,491,330
480,000	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	478,046
		TOTAL	2,969,376
		Energy - Integrated--0.4%
1,389,000	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,389,359
		Financial Institution - Banking--2.3%
750,000		Bank of America Corp., 4.25%, 10/1/2010	703,270
1,700,000		Bank of America Corp., Unsecd. Note, 7.80%, 2/15/2010	1,689,826
1,500,000	[1,2]	Barclays Bank PLC, 7.375%, 6/15/2049	489,022
2,000,000		Capital One Financial Corp., Sr. Note, Series MTN, 5.70%, 9/15/2011	1,805,427
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	892,947
1,500,000		Household Finance Corp., 7.00%, 5/15/2012	1,216,542
2,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	2,003,640
		TOTAL	8,800,674
		Financial Institution - Brokerage--0.9%
1,500,000		Goldman Sachs Group, Inc., 5.30%, 2/14/2012	1,473,670
2,000,000		Morgan Stanley, Note, 4.00%, 1/15/2010	1,997,750
		TOTAL	3,471,420
		Financial Institution - Finance Noncaptive--1.5%
2,250,000		American Express Credit Corp., 5.875%, 5/2/2013	1,979,780
2,000,000		General Electric Capital Corp., 4.00%, 6/15/2009	2,004,562
2,000,000		General Electric Capital Corp., Floating Rate Note, 1.474%, 4/10/2012	1,662,603
		TOTAL	5,646,945
		Financial Institution - Insurance - Health--0.5%
2,000,000		UnitedHealth Group, Inc., 4.125%, 8/15/2009	2,009,346
		Financial Institution - Insurance - Life--0.3%
1,500,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,146,306
		Financial Institution - Insurance - P&C--0.2%
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	810,000
		Technology--1.1%
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,150,749
2,000,000		IBM Corp., Note, 4.375%, 6/1/2009	2,013,609
		TOTAL	4,164,358
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Services--0.4%
$1,500,000		FedEx Corp., Note, 5.50%, 8/15/2009	$1,511,582
		Utility - Electric--2.5%
1,500,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,487,263
3,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	3,037,594
1,500,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	1,607,012
1,500,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	1,521,019
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	2,031,752
		TOTAL	9,684,640
		TOTAL CORPORATE BONDS (IDENTIFIED COST $89,935,924)	87,322,726
		MORTGAGE-BACKED SECURITIES--0.7%
		Federal National Mortgage Association--0.7%
830,728		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	867,510
1,525,622		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	1,620,579
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,446,453)	2,488,089
		COLLATERALIZED MORTGAGE OBLIGATIONS--4.1%
		Commercial Mortgage--1.2%
1,484,093		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	1,266,570
1,555,387		LB-UBS Commercial Mortgage Trust 2008-C1, Class A1, 5.611%, 4/15/2041	1,367,616
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.649%, 6/13/2042	1,969,793
		TOTAL	4,603,979
		Federal Home Loan Mortgage Corporation--0.2%
682,815		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.906%, 2/15/2018	674,912
		Non-Agency Mortgage--2.7%
60,131		Bank of America Mortgage Securities 2003-A, Class 1A1, 5.872%, 2/25/2033	50,765
545,693	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.641%, 2/3/2029	147,337
2,663,415		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	2,127,424
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 1.095%, 11/20/2035	44,014
1,472,719		Countrywide Home Loans 2006-OA5, Class 2A3, 0.892%, 4/25/2046	252,933
1,343,425		Crusade Global Trust 2005-1, Class A1, 1.376%, 6/17/2037	1,109,683
912,044		Impac CMB Trust 2004-7, Class 1A2, 1.442%, 11/25/2034	339,628
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$1,102,463		Impac CMB Trust 2004-9, Class 1A2, 1.402%, 1/25/2035	$847,132
4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.792%, 2/25/2037	258,145
448,618	[3]	WMALT Mortgage Pass-Through Certificates 2005-AR1, Class B2, 1.722%, 12/25/2035	4,486
2,101,730		Washington Mutual 2006-AR1, Class 2A1B, 2.703%, 1/25/2046	624,488
2,775,728		Washington Mutual 2006-AR15, Class 1A, 2.473%, 11/25/2046	870,241
1,397,766		Washington Mutual 2006-AR17, Class 1A, 2.453%, 12/25/2046	446,111
365,483		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 5.076%, 7/25/2034	270,252
3,327,441		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.726%, 7/25/2034	3,011,963
		TOTAL	10,404,602
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $29,699,972)	15,683,493
		GOVERNMENT AGENCIES--7.0%
		Federal Home Loan Mortgage Corporation--5.4%
20,000,000		Federal Home Loan Mortgage Corp., 3.25%, 7/16/2010	20,569,036
		Federal National Mortgage Association--1.6%
6,000,000		Federal National Mortgage Association, 2.875%, 10/12/2010	6,155,624
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $25,969,342)	26,724,660
		MUTUAL FUNDS--20.1% [4]
2,152,706		Federated Mortgage Core Portfolio	21,591,638
1,694,278		High Yield Bond Portfolio	8,013,937
47,087,021	[5]	Prime Value Obligations Fund, Institutional Shares, 1.07%	47,087,021
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $76,157,772)	76,692,596
Principal Amount			Value
		REPURCHASE AGREEMENT--3.9%
$15,000,000		Interest in $1,100,000,000 joint repurchase agreement 0.25%, dated 3/31/2009, under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $1,100,007,639 on 4/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $1,122,001,529. (AT COST)	$15,000,000
		TOTAL INVESTMENTS--99.4% (IDENTIFIED COST $408,216,685) [6]	378,771,728
		OTHER ASSETS AND LIABILITIES - NET--0.6% [7]	2,103,996
		TOTAL NET ASSETS--100%	$380,875,724

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $18,414,946, which represented 4.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At March 31, 2009, these liquid restricted securities amounted to $18,257,078, which represented 4.8% of total net assets.

3 Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.

4 Affiliated companies.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ 76,692,596
Level 2--Other Significant Observable Inputs	302,062,849
Level 3--Significant Unobservable Inputs	16,283
TOTAL	$378,771,728

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of October 1, 2008	$ 58,309
Realized loss	(13)
Change in unrealized depreciation	(41,502)
Net purchases (sales)	(511)
Balance as of March 31, 2009	$ 16,283
The amount of total gains or losses for the period ended March 31, 2009 included in changes in net assets attributable to the change in unrealized gains or losses relating to assets still held at the reporting date. [1]	$(41,502)

1 Amounts are included in the applicable line of the "Realized and Unrealized Loss on Investments and Futures Contracts" section of the Statement of Operations.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable-Rate Mortgage
FNMA	--Federal National Mortgage Association
MTN	--Medium Term Note
NIM	--Net Interest Margin
OPT	--Option
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2009 (unaudited)

Assets:
Total investments in securities, at value, including $76,692,596 of investments in affiliated issuers (Note 5) (identified cost $408,216,685)		$378,771,728
Income receivable		1,605,140
Receivable for shares sold		1,558,635
TOTAL ASSETS		381,935,503
Liabilities:
Payable for investments purchased	$229,535
Payable for shares redeemed	600,095
Income distribution payable	123,189
Payable for Directors'/Trustees' fee	393
Payable for distribution services fee (Note 5)	37,441
Payable for shareholder services fee (Note 5)	20,527
Accrued expenses	48,599
TOTAL LIABILITIES		1,059,779
Net assets for 44,213,865 shares outstanding		$380,875,724
Net Assets Consist of:
Paid-in capital		$510,700,950
Net unrealized depreciation of investments		(29,444,957)
Accumulated net realized loss on investments, futures contracts and swap contracts		(100,200,750)
Distributions in excess of net investment income		(179,519)
TOTAL NET ASSETS		$380,875,724
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($162,240,713 ÷ 18,833,890 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$8.61
Offering price per share		$8.61
Redemption proceeds per share		$8.61
Institutional Service Shares:
Net asset value per share ($185,205,851 ÷ 21,499,429 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$8.61
Offering price per share		$8.61
Redemption proceeds per share		$8.61
Class A Shares:
Net asset value per share ($33,429,160 ÷ 3,880,546 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$8.61
Offering price per share (100/98.00 of $8.61)		$8.79
Redemption proceeds per share		$8.61

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2009 (unaudited)

Investment Income:
Interest (including income on securities loaned of $24,304)			$6,067,424
Dividends received from affiliated issuers (Note 5)			1,339,737
TOTAL INCOME			7,407,161
Expenses:
Investment adviser fee (Note 5)		$1,109,464
Administrative personnel and services fee (Note 5)		143,941
Custodian fees		11,715
Transfer and dividend disbursing agent fees and expenses		56,990
Directors'/Trustees' fees		3,058
Auditing fees		12,146
Legal fees		4,764
Portfolio accounting fees		57,822
Distribution services fee--Institutional Service Shares (Note 5)		213,745
Distribution services fee--Class A Shares (Note 5)		45,480
Shareholder services fee--Institutional Service Shares (Note 5)		9,801
Shareholder services fee--Class A Shares (Note 5)		37,480
Account administration fee--Institutional Service Shares		203,944
Share registration costs		26,965
Printing and postage		23,946
Insurance premiums		2,745
Taxes		15,171
Miscellaneous		1,118
TOTAL EXPENSES		1,980,295
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(810,374)
Waiver of administrative personnel and services fee	(3,224)
Waiver of distribution services fee--Institutional Service Shares	(43,049)
TOTAL WAIVERS AND REIMBURSEMENT		(856,647)
Net expenses			1,123,648
Net investment income			6,283,513
Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments (including realized loss of $(537,276) on sale of investments in affiliated issuers (Note 5))			(1,731,842)
Net realized loss on futures contracts			(23,211)
Net change in unrealized depreciation of investments			(7,387,202)
Net realized and unrealized loss on investments and futures contracts			(9,142,255)
Change in net assets resulting from operations			$(2,858,742)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2009	Year Ended 9/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,283,513	$14,999,196
Net realized loss on investments, futures contracts and swap contracts	(1,755,053)	(4,902,270)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(7,387,202)	(14,919,913)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,858,742)	(4,822,987)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,157,516)	(9,184,765)
Institutional Service Shares	(2,818,723)	(4,536,515)
Class A Shares	(484,591)	(1,467,958)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,460,830)	(15,189,238)
Share Transactions:
Proceeds from sale of shares	107,937,886	315,074,125
Net asset value of shares issued to shareholders in payment of distributions declared	5,556,039	10,427,476
Cost of shares redeemed	(113,756,548)	(275,310,768)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(262,623)	50,190,833
Change in net assets	(9,582,195)	30,178,608
Net Assets:
Beginning of period	390,457,919	360,279,311
End of period (including distributions in excess of net investment income of $(179,519) and $(2,202), respectively)	$380,875,724	$390,457,919

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2009 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended March 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure or buying protection to reduce exposure. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Net payable or receivable for swap contracts on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain or loss on swap contracts in the Statement of Operations. For the six months ended March 31, 2009, the Fund had no net realized gain or loss on swap contracts.

At March 31, 2009, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended March 31, 2009, the Fund had a net realized loss on futures contracts of $23,211.

At March 31, 2009, the Fund had no outstanding futures contracts.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2009, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at March 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.641%, 2/3/2029	7/9/1999	$444,549	$147,337
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$ 10,531

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2009		Year Ended 9/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,435,300	$12,347,919	9,702,265	$89,039,167
Shares issued to shareholders in payment of distributions declared	287,232	2,467,518	680,823	6,191,180
Shares redeemed	(4,332,429)	(37,248,804)	(13,804,406)	(125,701,510)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,609,897)	$(22,433,367)	(3,421,318)	$(30,471,163)

	Six Months Ended 3/31/2009		Year Ended 9/30/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,872,924	$85,096,551	23,627,818	$213,064,791
Shares issued to shareholders in payment of distributions declared	309,186	2,656,012	327,569	2,954,972
Shares redeemed	(7,854,470)	(67,787,705)	(13,630,075)	(122,610,609)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,327,640	$19,964,858	10,325,312	$93,409,154

	Six Months Ended 3/31/2009		Year Ended 9/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,219,664	$10,493,416	1,431,082	$12,970,167
Shares issued to shareholders in payment of distributions declared	50,343	432,509	140,606	1,281,324
Shares redeemed	(1,012,877)	(8,720,039)	(2,974,843)	(26,998,649)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	257,130	$2,205,886	(1,403,155)	$(12,747,158)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(25,127)	$(262,623)	5,500,839	$50,190,833

4. FEDERAL TAX INFORMATION

At March 31, 2009, the cost of investments for federal tax purposes was $408,216,685. The net unrealized depreciation of investments for federal tax purposes was $29,444,957. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,442,351 and net unrealized depreciation from investments for those securities having an excess of cost over value of $32,887,308.

At September 30, 2008, the Fund had a capital loss carryforward of $95,044,829 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,707,405
2010	$ 7,077,772
2011	$36,010,762
2012	$14,355,275
2013	$23,192,477
2014	$ 7,195,870
2015	$ 2,881,559
2016	$ 2,623,709

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2009, the Adviser waived $791,407 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,224 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2009, FSC voluntarily waived $43,049 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2009, FSC retained $201,539 of fees paid by the Fund.

Sales Charges

Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2009, FSC did not retain any sales charges from Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended March 31, 2009, FSSC received $551 of fees paid by the Fund. For the six months ended March 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.80% and 0.90%, respectively, for the fiscal year ending September 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2009, the Adviser reimbursed $18,967. Transactions with affiliated companies during the six months ended March 31, 2009 were as follows:

Affiliates	Balance of Shares Held 9/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2009	Value	Dividend Income
Federated Mortgage Core Portfolio	2,094,421	58,285	--	2,152,706	$21,591,638	$ 573,446
High Yield Bond Portfolio	663,920	1,694,278	663,920	1,694,278	$ 8,013,937	$ 332,956
Prime Value Obligations Fund, Institutional Shares	47,473,989	95,867,889	96,254,857	47,087,021	$47,087,021	$ 433,335
TOTAL OF AFFILIATED TRANSACTIONS	50,232,330	97,620,452	96,918,777	50,934,005	$76,692,596	$1,339,737

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2009, were as follows:

Purchases	$54,486,102
Sales	$55,982,110

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2009, there were no outstanding loans. During the six months ended March 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of March 31, 2009, there were no outstanding loans. During the six months ended March 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED ULTRASHORT BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q762

28411 (5/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2009

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period) 1

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2009		2008	2007	2006	2005	[2]	2004
Net Asset Value, Beginning of Period	$8.83		$9.30	$9.36	$9.35	$9.35		$9.50
Income From Investment Operations:
Net investment income	0.16		0.38 [3]	0.45 [3]	0.37	0.25		0.25
Net realized and unrealized gain (loss) on investments, options and futures contracts	(0.22)		(0.47)	(0.06)	0.01	(0.00	) [4]	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	(0.06)		(0.09)	0.39	0.38	0.25		0.10
Less Distributions:
Distributions from net investment income	(0.16)		(0.38)	(0.45)	(0.37)	(0.25)		(0.25)
Net Asset Value, End of Period	$8.61		$8.83	$9.30	$9.36	$9.35		$9.35
Total Return [5]	(0.65)%		(1.03)%	4.20%	4.13%	2.98%		1.24%

Ratios to Average Net Assets:
Net expenses	0.35	% [6]	0.35%	0.35%	0.35%	0.35%		0.35%
Net investment income	3.66	% [6]	4.13%	4.80%	3.85%	2.92%		2.89%
Expense waiver/reimbursement [7]	0.44	% [6]	0.44%	0.43%	0.61%	0.65%		0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$162,241		$189,261	$231,255	$234,322	$483,191		$699,984
Portfolio turnover	19%		64%	32%	15%	26%		39%

1 On December 5, 2005, the Fund effected a one for five reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of five; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated for all years presented, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

3 Per share numbers have been calculated using the average shares method.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period) 1

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2009		2008	2007	2006		2005	[2]	2004
Net Asset Value, Beginning of Period	$8.83		$9.30	$9.36	$9.35		$9.35		$9.50
Income From Investment Operations:
Net investment income	0.14		0.31 [3]	0.41 [3]	0.33		0.25		0.25
Net realized and unrealized gain (loss) on investments, options and futures contracts	(0.22)		(0.44)	(0.06)	0.01		(0.00	) [4]	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	(0.08)		(0.13)	0.35	0.34		0.25		0.05
Less Distributions:
Distributions from net investment income	(0.14)		(0.34)	(0.41)	(0.33)		(0.25)		(0.20)
Net Asset Value, End of Period	$8.61		$8.83	$9.30	$9.36		$9.35		$9.35
Total Return [5]	(0.88)%		(1.46)%	3.75%	3.71	% [6]	2.53%		0.78%

Ratios to Average Net Assets:
Net expenses	0.80	% [7]	0.79%	0.79%	0.76%		0.79%		0.80%
Net investment income	3.19	% [7]	3.46%	4.33%	3.52%		2.46%		2.44%
Expense waiver/reimbursement [8]	0.49	% [7]	0.49%	0.48%	0.52%		0.45%		0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$185,206		$169,217	$82,276	$121,713		$166,817		$347,433
Portfolio turnover	19%		64%	32%	15%		26%		39%

1 On December 5, 2005, the Fund effected a one for five reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of five; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated for all years presented, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

3 Per share numbers have been calculated using the average shares method.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 During the year, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.03% on the total return.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$993.50	$1.74
Institutional Service Shares	$1,000	$991.20	$3.97
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.19	$1.77
Institutional Service Shares	$1,000	$1,020.94	$4.03

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.35%
Institutional Service Shares	0.80%

Portfolio of Investments Summary Table (unaudited)

At March 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	36.3%
Corporate Debt Securities	24.9%
Mortgage-Backed Securities [3]	10.5%
U.S. Treasury and Agency Securities [4]	7.1%
Collateralized Mortgage Obligations	4.9%
Cash Equivalents [5]	16.7%
Other Assets and Liabilities--Net [6]	(0.4)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. Also includes a pro rata share of net assets owned by affiliated investment companies.

Portfolio of Investments

March 31, 2009 (unaudited)

Principal Amount			Value
		ADJUSTABLE-RATE MORTGAGES--4.4%
		Federal National Mortgage Association--4.4%
$990,068		FNMA ARM 556379, 3.033%, 5/01/2040	$982,048
4,476,878		FNMA ARM 544872, 4.595%, 7/01/2034	4,580,909
4,813,457		FNMA ARM 618128, 4.007%, 8/01/2033	4,865,025
6,213,763		FNMA ARM 544848, 4.151%, 4/01/2030	6,286,217
		TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $16,724,923)	16,714,199
		ASSET-BACKED SECURITIES--36.3%
		Auto Receivables--17.8%
1,771,037		Americredit Automobile Receivables Trust 2007-AX, Class A3, 5.19%, 11/6/2011	1,714,890
1,560,967		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	1,527,879
1,750,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,551,587
4,000,000		BMW Vehicle Lease Trust 2007-1, Class A3B, 0.796%, 8/15/2013	3,861,145
2,785,976		Capital One Auto Finance Trust 2006-A, Class A4, 0.566%, 12/15/2012	2,507,549
2,344,127		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	2,263,486
2,000,000		Carmax Auto Owner Trust 2007-3, Class A3B, 0.956%, 12/15/2011	1,959,778
864,539		Fifth Third Auto Trust 2008-1, Class A2B, 1.806%, 2/15/2011	856,173
1,805,355		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 0.906%, 6/15/2012	1,770,924
561,342		Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.86%, 5/15/2012	563,357
684,792		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	687,661
2,069,000		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	1,982,727
2,890,004		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	2,883,664
4,750,000		Huntington Auto Trust 2008-1, Class A3B, 2.056%, 4/16/2012	4,570,969
234,895		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	235,959
6,000,000		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	6,191,180
1,243,516		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	1,182,541
2,479,585		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	2,096,507
1,434,832		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	1,426,309
3,000,000		Hyundai Auto Receivables Trust 2008-A, Class A3, 4.93%, 12/17/2012	2,969,797
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$801,294		Navistar Financial Corp. Owner Trust 2004-B, Class A4, 3.53%, 10/15/2012	$800,093
242,065		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	217,088
4,131,431		Navistar Financial Corp. Owner Trust 2005-A, Class A4, 4.43%, 1/15/2014	4,098,246
2,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	2,013,422
2,000,000		Superior Wholesale Inventory Financing Trust 2007-AE1, Class B, 0.856%, 1/15/2012	1,026,743
4,250,000		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	4,366,506
3,000,000		USAA Auto Owner Trust 2008-3, Class A2, 3.58%, 3/15/2011	2,989,343
2,000,000		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	1,997,394
3,500,000	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	2,917,842
1,681,762		Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 1.395%, 3/21/2011	1,664,011
3,000,000		World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.856%, 10/15/2012	2,815,684
		TOTAL	67,710,454
		Credit Card--13.6%
3,000,000		American Express Credit Account Master Trust 2004-5, Class A, 0.646%, 4/16/2012	2,971,123
1,945,000		American Express Credit Account Master Trust 2005-5A, Class A, 0.596%, 2/15/2013	1,865,936
3,000,000	[1,2]	American Express Credit Account Master Trust 2006-B, Class B, 0.706%, 8/15/2013	2,521,733
1,045,000		American Express Credit Account Master Trust, Class B, 0.676%, 10/15/2012	961,758
3,250,000		American Express Issuance Trust 2008-2 A, 2/16/2010, Class A, 4.02%, 1/18/2011	3,267,297
4,000,000		Bank of America Credit Card Trust 2008-A9, 7/16/2012, Class A9, 4.07%, 7/16/2012	3,967,980
2,270,000		Bank of America Credit Card Trust 2007-B1, 6/15/2012, Class B1, 0.636%, 6/15/2012	2,062,705
275,000		Bank of America Credit Card Trust 2007-B4, 9/15/2012, Class B4, 0.646%, 9/15/2012	233,887
832,000		Bank of America Credit Card Trust 2007-B5, 3/15/2012, Class B5, 1.156%, 3/15/2012	763,587
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	514,346
4,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 0.846%, 6/15/2014	2,318,819
3,000,000		Capital One Multi-Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	2,634,913
2,900,000		Capital One Multi-Asset Execution Trust 2004-B6, Class B6, 4.15%, 7/16/2012	2,699,551
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--continued
$2,070,000		Capital One Multi-Asset Execution Trust 2006-B2, Class B, 0.646%, 3/15/2012	$2,028,801
1,100,000		Chase Issuance Trust 2008-A7, Class A7, 1.206%, 11/15/2011	1,090,047
3,000,000		Chase Issuance Trust Class A 2007-A14, Class A, 0.806%, 9/15/2011	2,984,655
2,475,000		Chase Issuance Trust Class C1 2005-C1, Class C1, 0.926%, 11/15/2012	2,041,522
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 1.339%, 11/25/2013	4,642,312
5,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.853%, 10/7/2013	3,485,719
2,255,000		Citibank Credit Card Issuance Trust 2007-B2, Class B2, 5.00%, 4/2/2012	2,101,120
6,000,000		National City Credit Card Master Trust 2005-1, Class A, 0.606%, 8/15/2012	5,690,297
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 0.746%, 8/15/2012	797,369
		TOTAL	51,645,477
		Equipment Lease--0.7%
2,000,000		CNH Equipment Trust 2008-B, Class A4B, 2.456%, 12/15/2014	1,883,919
770,551	[1,2]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	771,233
		TOTAL	2,655,152
		Home Equity Loan--2.3%
2,500,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.882%, 7/25/2035	1,885,822
781,579		Citifinancial Mortgage Securities, Inc. Series 2003-4, Class AF4, 4.427%, 10/25/2033	636,052
217,281		Countrywide Asset Backed Certificates 2004-4, Class A, 0.892%, 8/25/2034	194,358
1,110,711		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.795%, 9/20/2023	563,659
146,444		GSAA Home Equity Trust 2005-14, Class 2A1, 0.642%, 12/25/2035	140,639
577,623		JPMorgan Mortgage Acquisition Corp. 2006-CH1, Class A2, 0.572%, 7/25/2036	534,976
730,351		Lehman XS Trust 2005-8, Class 2A1A, 0.722%, 12/25/2035	629,403
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.202%, 11/25/2034	550,192
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	10,531
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.852%, 2/25/2035	108,630
1,406,208		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	1,358,384
1,497,261	[1,2]	Quest Trust 2004 - X1, Class A, 0.852%, 3/25/2034	1,070,659
887,275		Residential Asset Securities Corp. 2005-KS11, Class AI3, 0.722%, 12/25/2035	769,875
186,597		Residential Asset Securitization Trust 2003-KS6, Class A2, 1.122%, 8/25/2033	164,176
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$30,881		Soundview Home Equity Loan Trust 2006-WF1, Class A1F, 5.838%, 10/25/2036	$30,881
2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1,266
		TOTAL	8,649,503
		Manufactured Housing--0.9%
714,389		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	743,744
2,794,886		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	2,806,765
81,231		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	57,135
		TOTAL	3,607,644
		Other--1.0%
1,490,952		Caterpillar Financial Asset Trust 2008-A A2B, 12/27/2010, Class A2B, 1.672%, 12/27/2010	1,456,202
2,430,363		Green Tree Recreational Equipment & Consumer Trust Series 2008-REC1, Class A1, 10.173%, 3/25/2025	2,187,327
1,552,911	[1,2]	KLIO Funding Ltd. 2004-1A, Class A1, 1.784%, 4/23/2039	234,206
		TOTAL	3,877,735
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $152,282,299)	138,145,965
		CORPORATE BONDS--22.9%
		Basic Industry - Chemicals--0.4%
1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,508,336
		Capital Goods - Aerospace & Defense--1.3%
1,200,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,195,418
2,000,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	2,071,921
1,500,000		Raytheon Co., Note, 4.85%, 1/15/2011	1,547,980
		TOTAL	4,815,319
		Communications - Media & Cable--0.8%
2,000,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	2,044,425
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	969,800
		TOTAL	3,014,225
		Communications - Media Noncable--1.2%
4,750,000		Reed Elsevier, Inc., Floating Rate Note, 1.65%, 6/15/2010	4,674,013
		Communications - Telecom Wireless--0.5%
1,750,000	[1,2]	Verizon Wireless Capital LLC, 5.55%, 2/1/2014	1,758,154
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--1.3%
$1,500,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	$1,627,628
2,290,000		Telecom Italia Capital, Note, 1.65%, 2/1/2011	1,966,183
1,500,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,555,797
		TOTAL	5,149,608
		Consumer Cyclical - Entertainment--0.8%
1,500,000		Time Warner, Inc., Floating Rate Note, 1.461%, 11/13/2009	1,472,005
1,500,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,611,341
		TOTAL	3,083,346
		Consumer Cyclical - Retailers--1.2%
1,500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,579,107
1,500,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,605,356
1,500,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,572,275
		TOTAL	4,756,738
		Consumer Non-Cyclical Food/Beverage--2.2%
1,500,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,507,154
1,500,000		General Mills, Inc., 5.65%, 9/10/2012	1,581,187
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,544,829
1,275,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,325,401
1,500,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,505,974
		TOTAL	8,464,545
		Consumer Non-Cyclical Health Care--0.3%
1,095,000		Covidien International Finance SA, 5.45%, 10/15/2012	1,128,011
		Consumer Non-Cyclical Pharmaceuticals--0.5%
1,750,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,803,967
		Consumer Non-Cyclical Products--0.7%
950,000		Philips Electronics NV, 4.625%, 3/11/2013	947,772
1,500,000		Procter & Gamble Co., 4.60%, 1/15/2014	1,598,979
		TOTAL	2,546,751
		Consumer Non-Cyclical Supermarkets--0.8%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,507,308
1,500,000		Kroger Co., 7.25%, 6/1/2009	1,508,399
		TOTAL	3,015,707
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Independent--0.8%
$2,500,000		Anadarko Petroleum Corp., Floating Rate Note, 1.72%, 9/15/2009	$2,491,330
480,000	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	478,046
		TOTAL	2,969,376
		Energy - Integrated--0.4%
1,389,000	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,389,359
		Financial Institution - Banking--2.3%
750,000		Bank of America Corp., 4.25%, 10/1/2010	703,270
1,700,000		Bank of America Corp., Unsecd. Note, 7.80%, 2/15/2010	1,689,826
1,500,000	[1,2]	Barclays Bank PLC, 7.375%, 6/15/2049	489,022
2,000,000		Capital One Financial Corp., Sr. Note, Series MTN, 5.70%, 9/15/2011	1,805,427
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	892,947
1,500,000		Household Finance Corp., 7.00%, 5/15/2012	1,216,542
2,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	2,003,640
		TOTAL	8,800,674
		Financial Institution - Brokerage--0.9%
1,500,000		Goldman Sachs Group, Inc., 5.30%, 2/14/2012	1,473,670
2,000,000		Morgan Stanley, Note, 4.00%, 1/15/2010	1,997,750
		TOTAL	3,471,420
		Financial Institution - Finance Noncaptive--1.5%
2,250,000		American Express Credit Corp., 5.875%, 5/2/2013	1,979,780
2,000,000		General Electric Capital Corp., 4.00%, 6/15/2009	2,004,562
2,000,000		General Electric Capital Corp., Floating Rate Note, 1.474%, 4/10/2012	1,662,603
		TOTAL	5,646,945
		Financial Institution - Insurance - Health--0.5%
2,000,000		UnitedHealth Group, Inc., 4.125%, 8/15/2009	2,009,346
		Financial Institution - Insurance - Life--0.3%
1,500,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,146,306
		Financial Institution - Insurance - P&C--0.2%
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	810,000
		Technology--1.1%
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,150,749
2,000,000		IBM Corp., Note, 4.375%, 6/1/2009	2,013,609
		TOTAL	4,164,358
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Services--0.4%
$1,500,000		FedEx Corp., Note, 5.50%, 8/15/2009	$1,511,582
		Utility - Electric--2.5%
1,500,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,487,263
3,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	3,037,594
1,500,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	1,607,012
1,500,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	1,521,019
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	2,031,752
		TOTAL	9,684,640
		TOTAL CORPORATE BONDS (IDENTIFIED COST $89,935,924)	87,322,726
		MORTGAGE-BACKED SECURITIES--0.7%
		Federal National Mortgage Association--0.7%
830,728		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	867,510
1,525,622		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	1,620,579
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,446,453)	2,488,089
		COLLATERALIZED MORTGAGE OBLIGATIONS--4.1%
		Commercial Mortgage--1.2%
1,484,093		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	1,266,570
1,555,387		LB-UBS Commercial Mortgage Trust 2008-C1, Class A1, 5.611%, 4/15/2041	1,367,616
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.649%, 6/13/2042	1,969,793
		TOTAL	4,603,979
		Federal Home Loan Mortgage Corporation--0.2%
682,815		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.906%, 2/15/2018	674,912
		Non-Agency Mortgage--2.7%
60,131		Bank of America Mortgage Securities 2003-A, Class 1A1, 5.872%, 2/25/2033	50,765
545,693	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.641%, 2/3/2029	147,337
2,663,415		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	2,127,424
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 1.095%, 11/20/2035	44,014
1,472,719		Countrywide Home Loans 2006-OA5, Class 2A3, 0.892%, 4/25/2046	252,933
1,343,425		Crusade Global Trust 2005-1, Class A1, 1.376%, 6/17/2037	1,109,683
912,044		Impac CMB Trust 2004-7, Class 1A2, 1.442%, 11/25/2034	339,628
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$1,102,463		Impac CMB Trust 2004-9, Class 1A2, 1.402%, 1/25/2035	$847,132
4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.792%, 2/25/2037	258,145
448,618	[3]	WMALT Mortgage Pass-Through Certificates 2005-AR1, Class B2, 1.722%, 12/25/2035	4,486
2,101,730		Washington Mutual 2006-AR1, Class 2A1B, 2.703%, 1/25/2046	624,488
2,775,728		Washington Mutual 2006-AR15, Class 1A, 2.473%, 11/25/2046	870,241
1,397,766		Washington Mutual 2006-AR17, Class 1A, 2.453%, 12/25/2046	446,111
365,483		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 5.076%, 7/25/2034	270,252
3,327,441		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.726%, 7/25/2034	3,011,963
		TOTAL	10,404,602
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $29,699,972)	15,683,493
		GOVERNMENT AGENCIES--7.0%
		Federal Home Loan Mortgage Corporation--5.4%
20,000,000		Federal Home Loan Mortgage Corp., 3.25%, 7/16/2010	20,569,036
		Federal National Mortgage Association--1.6%
6,000,000		Federal National Mortgage Association, 2.875%, 10/12/2010	6,155,624
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $25,969,342)	26,724,660
		MUTUAL FUNDS--20.1% [4]
2,152,706		Federated Mortgage Core Portfolio	21,591,638
1,694,278		High Yield Bond Portfolio	8,013,937
47,087,021	[5]	Prime Value Obligations Fund, Institutional Shares, 1.07%	47,087,021
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $76,157,772)	76,692,596
Principal Amount			Value
		REPURCHASE AGREEMENT--3.9%
$15,000,000		Interest in $1,100,000,000 joint repurchase agreement 0.25%, dated 3/31/2009, under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $1,100,007,639 on 4/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $1,122,001,529. (AT COST)	$15,000,000
		TOTAL INVESTMENTS--99.4% (IDENTIFIED COST $408,216,685) [6]	378,771,728
		OTHER ASSETS AND LIABILITIES - NET--0.6% [7]	2,103,996
		TOTAL NET ASSETS--100%	$380,875,724

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $18,414,946, which represented 4.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At March 31, 2009, these liquid restricted securities amounted to $18,257,078, which represented 4.8% of total net assets.

3 Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.

4 Affiliated companies.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ 76,692,596
Level 2--Other Significant Observable Inputs	302,062,849
Level 3--Significant Unobservable Inputs	16,283
TOTAL	$378,771,728

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of October 1, 2008	$ 58,309
Realized loss	(13)
Change in unrealized depreciation	(41,502)
Net purchases (sales)	(511)
Balance as of March 31, 2009	$ 16,283
The amount of total gains or losses for the period ended March 31, 2009 included in changes in net assets attributable to the change in unrealized gains or losses relating to assets still held at the reporting date. [1]	$(41,502)

1 Amounts are included in the applicable line of the "Realized and Unrealized Loss on Investments and Futures Contracts" section of the Statement of Operations.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable-Rate Mortgage
FNMA	--Federal National Mortgage Association
MTN	--Medium Term Note
NIM	--Net Interest Margin
OPT	--Option
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2009 (unaudited)

Assets:
Total investments in securities, at value, including $76,692,596 of investments in affiliated issuers (Note 5) (identified cost $408,216,685)		$378,771,728
Income receivable		1,605,140
Receivable for shares sold		1,558,635
TOTAL ASSETS		381,935,503
Liabilities:
Payable for investments purchased	$229,535
Payable for shares redeemed	600,095
Income distribution payable	123,189
Payable for Directors'/Trustees' fee	393
Payable for distribution services fee (Note 5)	37,441
Payable for shareholder services fee (Note 5)	20,527
Accrued expenses	48,599
TOTAL LIABILITIES		1,059,779
Net assets for 44,213,865 shares outstanding		$380,875,724
Net Assets Consist of:
Paid-in capital		$510,700,950
Net unrealized depreciation of investments		(29,444,957)
Accumulated net realized loss on investments, futures contracts and swap contracts		(100,200,750)
Distributions in excess of net investment income		(179,519)
TOTAL NET ASSETS		$380,875,724
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($162,240,713 ÷ 18,833,890 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$8.61
Offering price per share		$8.61
Redemption proceeds per share		$8.61
Institutional Service Shares:
Net asset value per share ($185,205,851 ÷ 21,499,429 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$8.61
Offering price per share		$8.61
Redemption proceeds per share		$8.61
Class A Shares:
Net asset value per share ($33,429,160 ÷ 3,880,546 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$8.61
Offering price per share (100/98.00 of $8.61)		$8.79
Redemption proceeds per share		$8.61

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2009 (unaudited)

Investment Income:
Interest (including income on securities loaned of $24,304)			$6,067,424
Dividends received from affiliated issuers (Note 5)			1,339,737
TOTAL INCOME			7,407,161
Expenses:
Investment adviser fee (Note 5)		$1,109,464
Administrative personnel and services fee (Note 5)		143,941
Custodian fees		11,715
Transfer and dividend disbursing agent fees and expenses		56,990
Directors'/Trustees' fees		3,058
Auditing fees		12,146
Legal fees		4,764
Portfolio accounting fees		57,822
Distribution services fee--Institutional Service Shares (Note 5)		213,745
Distribution services fee--Class A Shares (Note 5)		45,480
Shareholder services fee--Institutional Service Shares (Note 5)		9,801
Shareholder services fee--Class A Shares (Note 5)		37,480
Account administration fee--Institutional Service Shares		203,944
Share registration costs		26,965
Printing and postage		23,946
Insurance premiums		2,745
Taxes		15,171
Miscellaneous		1,118
TOTAL EXPENSES		1,980,295
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(810,374)
Waiver of administrative personnel and services fee	(3,224)
Waiver of distribution services fee--Institutional Service Shares	(43,049)
TOTAL WAIVERS AND REIMBURSEMENT		(856,647)
Net expenses			1,123,648
Net investment income			6,283,513
Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments (including realized loss of $(537,276) on sale of investments in affiliated issuers (Note 5))			(1,731,842)
Net realized loss on futures contracts			(23,211)
Net change in unrealized depreciation of investments			(7,387,202)
Net realized and unrealized loss on investments and futures contracts			(9,142,255)
Change in net assets resulting from operations			$(2,858,742)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2009	Year Ended 9/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,283,513	$14,999,196
Net realized loss on investments, futures contracts and swap contracts	(1,755,053)	(4,902,270)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(7,387,202)	(14,919,913)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,858,742)	(4,822,987)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,157,516)	(9,184,765)
Institutional Service Shares	(2,818,723)	(4,536,515)
Class A Shares	(484,591)	(1,467,958)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,460,830)	(15,189,238)
Share Transactions:
Proceeds from sale of shares	107,937,886	315,074,125
Net asset value of shares issued to shareholders in payment of distributions declared	5,556,039	10,427,476
Cost of shares redeemed	(113,756,548)	(275,310,768)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(262,623)	50,190,833
Change in net assets	(9,582,195)	30,178,608
Net Assets:
Beginning of period	390,457,919	360,279,311
End of period (including distributions in excess of net investment income of $(179,519) and $(2,202), respectively)	$380,875,724	$390,457,919

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2009 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended March 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure or buying protection to reduce exposure. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Net payable or receivable for swap contracts on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain or loss on swap contracts in the Statement of Operations. For the six months ended March 31, 2009, the Fund had no net realized gain or loss on swap contracts.

At March 31, 2009, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended March 31, 2009, the Fund had a net realized loss on futures contracts of $23,211.

At March 31, 2009, the Fund had no outstanding futures contracts.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2009, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at March 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.641%, 2/3/2029	7/9/1999	$444,549	$147,337
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$ 10,531

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2009		Year Ended 9/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,435,300	$12,347,919	9,702,265	$89,039,167
Shares issued to shareholders in payment of distributions declared	287,232	2,467,518	680,823	6,191,180
Shares redeemed	(4,332,429)	(37,248,804)	(13,804,406)	(125,701,510)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,609,897)	$(22,433,367)	(3,421,318)	$(30,471,163)

	Six Months Ended 3/31/2009		Year Ended 9/30/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,872,924	$85,096,551	23,627,818	$213,064,791
Shares issued to shareholders in payment of distributions declared	309,186	2,656,012	327,569	2,954,972
Shares redeemed	(7,854,470)	(67,787,705)	(13,630,075)	(122,610,609)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,327,640	$19,964,858	10,325,312	$93,409,154

	Six Months Ended 3/31/2009		Year Ended 9/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,219,664	$10,493,416	1,431,082	$12,970,167
Shares issued to shareholders in payment of distributions declared	50,343	432,509	140,606	1,281,324
Shares redeemed	(1,012,877)	(8,720,039)	(2,974,843)	(26,998,649)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	257,130	$2,205,886	(1,403,155)	$(12,747,158)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(25,127)	$(262,623)	5,500,839	$50,190,833

4. FEDERAL TAX INFORMATION

At March 31, 2009, the cost of investments for federal tax purposes was $408,216,685. The net unrealized depreciation of investments for federal tax purposes was $29,444,957. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,442,351 and net unrealized depreciation from investments for those securities having an excess of cost over value of $32,887,308.

At September 30, 2008, the Fund had a capital loss carryforward of $95,044,829 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,707,405
2010	$ 7,077,772
2011	$36,010,762
2012	$14,355,275
2013	$23,192,477
2014	$ 7,195,870
2015	$ 2,881,559
2016	$ 2,623,709

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2009, the Adviser waived $791,407 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,224 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2009, FSC voluntarily waived $43,049 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2009, FSC retained $201,539 of fees paid by the Fund.

Sales Charges

Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2009, FSC did not retain any sales charges from Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended March 31, 2009, FSSC received $551 of fees paid by the Fund. For the six months ended March 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.80% and 0.90%, respectively, for the fiscal year ending September 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2009, the Adviser reimbursed $18,967. Transactions with affiliated companies during the six months ended March 31, 2009 were as follows:

Affiliates	Balance of Shares Held 9/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2009	Value	Dividend Income
Federated Mortgage Core Portfolio	2,094,421	58,285	--	2,152,706	$21,591,638	$ 573,446
High Yield Bond Portfolio	663,920	1,694,278	663,920	1,694,278	$ 8,013,937	$ 332,956
Prime Value Obligations Fund, Institutional Shares	47,473,989	95,867,889	96,254,857	47,087,021	$47,087,021	$ 433,335
TOTAL OF AFFILIATED TRANSACTIONS	50,232,330	97,620,452	96,918,777	50,934,005	$76,692,596	$1,339,737

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2009, were as follows:

Purchases	$54,486,102
Sales	$55,982,110

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2009, there were no outstanding loans. During the six months ended March 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of March 31, 2009, there were no outstanding loans. During the six months ended March 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED ULTRASHORT BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q754
Cusip 31428Q747

G02603-01 (5/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	May 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009